Summary of Number and Weighted Average Exercise Prices of Share Options Explanatory (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Shares, exercised	(1,404,447)
Employee Stock Option USD [member]
IfrsStatementLineItems [Line Items]
Shares, balance beginning	43,455	20,256
Weighted average exercise price, balance beginning | $ / shares	$ 22.00	$ 36
Shares, granted	2,000	23,200
Weighted average exercise price, granted | $ / shares	$ 8.88	$ 10.5
Shares, expired		(1)
Weighted average exercise price, expired | $ / shares		$ 14,756.25
Shares, exercised
Weighted average exercise price, exercised | $ / shares
Shares, balance ending	45,455	43,455
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 21.42	$ 22.00
Deferred Stock Units DSU [member]
IfrsStatementLineItems [Line Items]
Shares, balance beginning	16,920	6,920
Shares, granted	80,000	11,200
Shares, expired
Shares, exercised		(1,200)
Shares, balance ending	96,920	16,920